INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Schedule of Inventories
	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Raw materials and consumables	12,654	10,556
Work-in-progress	6,940	8,239
Finished goods	12,427	11,564

	32,021	30,359

Schedule of Movement on Inventory Provision
The movement on the inventory provision for the three year period to December 31, 2019 is as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Opening provision at January 1	6,299	7,543	10,017
Charged during the year	1,567	480	2,561
Utilised during the year	(1,150)	(1,544)	(4,749)
Released during the year	-	(180)	(286)

Closing provision at December 31	6,716	6,299	7,543